Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	REDU
Entity Registrant Name	RISE Education Cayman Ltd
Entity Central Index Key	0001712178
Entity Filer Category	Non-accelerated Filer